Inventories - Schedule of Inventories (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Inventories [Abstract]
Spare parts and other materials	$ 3,539,223		$ 3,569,211
Work-in-progress	44,074,158		37,350,003
Inventories, net	$ 47,613,381	$ 6,125,247	$ 40,919,214